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                     UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
              	 Washington, D.C. 20549

                		Form 13F
                  Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
        SEPTEMBER 30, 1999

Check here if Amendment [  ];
  Amendment Number:  _______
  This Amendment (Check only one):
       	[   ] is a restatement.
        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
	Name:  	  INVESTMENT COMPANY CAPITAL CORP
	Address:  1 SOUTH STREET
           BALTIMORE, MARYLAND  21202

	Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
	Name:    DAMIAN REITEMEYER
	Title:   PRINCIPAL
	Phone:   212-250-4599

Signature, Place, and Date of Signing:
	DAMIAN REITEMEYER,
	NEW YORK, NEW YORK,
	NOVEMBER 15, 1999

Report type (Check only one):
  [  ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
  [ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
         Form 13F File Number  28-04987
         Name                  Taunus Corporation